Subsequent events (Detail Textuals)	12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013 Investor Warrants	Dec. 31, 2013 Subsequent events	Mar. 01, 2012 Subsequent events Issued as broker warrants	Dec. 31, 2012 Subsequent events Issued as broker warrants	Dec. 31, 2011 Subsequent events Issued as broker warrants	Dec. 31, 2013 Subsequent events Issued as broker warrants	Dec. 31, 2013 Subsequent events Issued as broker warrants March 1st, 2014	Dec. 31, 2013 Subsequent events Investor Warrants USD ($)
Subsequent Event [Line Items]
Exercise of CDN $0.50 unit warrants	0.80	0.50	0.50	0.50	0.50
Number of warrants of exercised		20,000						127,313
Number of warrants expired		2,169,000				100,000	5,000
Warrant liability description of warrants expired		January 25, 2014 2,169,000 CDN $0.50 warrants expired.
Number of common stock called by warrants								127,313
Proceeds from warrants exercised								$ 101,850